Segmented Information (Summary of Results by Business Segment) (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Oct. 31, 2024
Disclosure of operating segments [line items]
Net interest income (loss)	$ 7,866	$ 7,488
Non-interest income (loss)	6,183	6,226
Total revenue	14,049	13,714
Provision for (recovery of) credit losses	1,212	1,001
Insurance service expenses	1,507	1,366
Non-interest expenses	8,070	8,030
Income (loss) before income taxes and share of net income from investment in Schwab	3,260	3,317
Provision for (recovery of) income taxes	698	634
Share of net income from investment in Schwab	231	141
Net income (loss)	2,793	2,824
Assets	2,093,554		$ 2,061,751
Canadian Personal and Commercial Banking [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	4,135	3,833
Non-interest income (loss)	1,014	1,051
Total revenue	5,149	4,884
Provision for (recovery of) credit losses	521	423
Insurance service expenses	0	0
Non-interest expenses	2,086	1,984
Income (loss) before income taxes and share of net income from investment in Schwab	2,542	2,477
Provision for (recovery of) income taxes	711	692
Share of net income from investment in Schwab	0	0
Net income (loss)	1,831	1,785
Assets	587,920		584,468
U.S. Retail [member]
Disclosure of operating segments [line items]
Net interest income (loss)	3,064	2,899
Non-interest income (loss)	(282)	604
Total revenue	2,782	3,503
Provision for (recovery of) credit losses	451	385
Insurance service expenses	0	0
Non-interest expenses	2,380	2,459
Income (loss) before income taxes and share of net income from investment in Schwab	(49)	659
Provision for (recovery of) income taxes	(192)	(17)
Share of net income from investment in Schwab	199	194
Net income (loss)	342	870
Assets	590,732		606,572
Wealth Management and Insurance [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	369	285
Non-interest income (loss)	3,229	2,850
Total revenue	3,598	3,135
Provision for (recovery of) credit losses	0	0
Insurance service expenses	1,507	1,366
Non-interest expenses	1,173	1,047
Income (loss) before income taxes and share of net income from investment in Schwab	918	722
Provision for (recovery of) income taxes	238	167
Share of net income from investment in Schwab	0	0
Net income (loss)	680	555
Assets	23,823		23,217
Wholesale Banking [member]
Disclosure of operating segments [line items]
Net interest income (loss)	(107)	198
Non-interest income (loss)	2,107	1,582
Total revenue	2,000	1,780
Provision for (recovery of) credit losses	72	10
Insurance service expenses	0	0
Non-interest expenses	1,535	1,500
Income (loss) before income taxes and share of net income from investment in Schwab	393	270
Provision for (recovery of) income taxes	94	65
Share of net income from investment in Schwab	0	0
Net income (loss)	299	205
Assets	729,329		686,795
Corporate [member]
Disclosure of operating segments [line items]
Net interest income (loss)	405	273
Non-interest income (loss)	115	139
Total revenue	520	412
Provision for (recovery of) credit losses	168	183
Insurance service expenses	0	0
Non-interest expenses	896	1,040
Income (loss) before income taxes and share of net income from investment in Schwab	(544)	(811)
Provision for (recovery of) income taxes	(153)	(273)
Share of net income from investment in Schwab	32	(53)
Net income (loss)	(359)	$ (591)
Assets	$ 161,750		$ 160,699